Stockholders' Deficit (Details) - BFLY Operations Inc	Dec. 31, 2020 Vote $ / shares shares	Dec. 31, 2019 $ / shares shares
Class of Stock [Line Items]
Par value per share | $ / shares	$ 0.0001	$ 0.0001
Common Stock [Member]
Class of Stock [Line Items]
Shares authorized	112,000,000	112,000,000
Par value per share | $ / shares	$ 0.0001	$ 0.0001
Shares issued	6,350,083	5,720,842
Shares outstanding	6,350,083	5,720,842
Votes per share | Vote	1
Special-voting common stock
Class of Stock [Line Items]
Shares authorized	25,952,123	25,952,123
Par value per share | $ / shares	$ 0.0001	$ 0.0001
Shares issued	0	0
Shares outstanding	0	0
Votes per share | Vote	10